Stockholders' Equity	9 Months Ended
Dec. 31, 2013
Equity [Abstract]
Stockholders' Equity

Note 12—Stockholders’ Equity

Pursuant to the Plan of Reorganization, on September 25, 2013, we (i) converted from a Wisconsin corporation to a Delaware corporation in accordance with Section 265 of the Delaware General Corporation Law and (ii) filed a Certificate of Incorporation with the Secretary of State of the State of Delaware (the “Amended Charter”), to, among other things, declassify our Board, increase the number of authorized shares of our common stock and adopt certain restrictions on acquisitions and dispositions of our securities. The Amended Charter provides for (a) 2,000,000,000 shares of authorized common stock, par value $0.01 per share (the “Common Stock”), and (b) 1,000,000 shares of authorized preferred stock, par value $0.01 per share. A reverse stock split was effected and a subsequent amendment to the corporate charter was filed on October 2, 2013 providing for 11,900,000 shares of authorized common stock, par value $0.01 per share and 100,000 shares of authorized preferred stock, par value $0.01. There are 9,050,000 shares of Common Stock outstanding as of December 31, 2013. See Note 2—Significant Transactions, Significant Risks and Uncertainties for information regarding the Plan of Reorganization.

Preferred Stock

On January 30, 2009, pursuant to the Treasury’s Capital Purchase Program, we issued and sold to the Treasury 110,000 shares of Fixed Rate Cumulative Perpetual Preferred Stock, Series B of the Company with an aggregate liquidation preference of $110.0 million (the “TARP Preferred Stock”). In addition, we issued to the Treasury a warrant (the “TARP Warrant”) to purchase up to 7,399,103 shares of our common stock, par value $0.10 per share (the “Legacy Common Stock”), at an initial per share exercise price of $2.23. Pursuant to the Plan of Reorganization, we, on the Effective Date and immediately following the consummation of the Private Placements, (i) exchanged the TARP Preferred Stock for 60.0 million shares (adjusted to 300,000 shares as a result of the reverse stock split) of Common Stock (the “Treasury Issuance”) and (ii) cancelled the TARP Warrant in its entirety (collectively, the “TARP Exchange”). The difference between the Common Stock issued and the Preferred Stock redeemed of $104.0 million was recorded as an increase directly to retained earnings. The $104.0 million represents a return from the Preferred stockholder thereby increasing the amount available to common stockholders for purposes of earnings per share.

Following the effectiveness of the Plan of Reorganization, the Treasury sold to certain institutional investors (the “Secondary Investors”) all of the shares of Common Stock delivered to the Treasury in connection with the Treasury Issuance at a purchase price equal to $0.10 per share (the “Secondary Treasury Sales”) under the securities purchase agreements, dated as of September 19, 2013, among the Treasury, the Secondary Investor and (with respect to certain provisions) the Company. In connection with the Secondary Treasury Sales, we entered into secondary sale purchaser agreements with the Secondary Investors pursuant to which we made certain representations and warranties to the Investor and provided rights to the Secondary Investors similar to the rights provided to Investors under the Stock Purchase Agreements. In connection with the Secondary Treasury Sales, the Treasury received gross proceeds of $6.0 million and ceased to be our stockholder.

Common Stock

In connection with the Plan of Reorganization, we entered into stock purchase agreements with certain institutional and other private investors and directors and officers of the Company (the “Investors”) for the purchase and sale of 1,750,000,000 (adjusted on October 2, 2013 as a result of a reverse stock split to 8,750,000 shares) shares of our Common Stock at a purchase price of $0.10 per share.

Cancellation of Legacy Common Stock

As of July 31, 2013, we had 21,247,225 shares of Legacy Common Stock issued and outstanding. On the Effective Date, immediately following the consummation of the TARP Exchange, all shares of the outstanding Legacy Common Stock including those shares held as treasury stock and in any stock incentive plans were cancelled for no consideration pursuant to the Plan of Reorganization. In connection with the cancellation of the Legacy Common Stock pursuant to the Plan of Reorganization, the Rights Agreement, dated as of November 5, 2010, by and between the Company and American Stock Transfer & Trust Company, LLC was terminated on the Effective Date in accordance with its terms.